Convertible Notes - Summary of Principal Amount, Debt Issuance Costs and Derivative Liability (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Convertible Notes [Line Item]
Principal amount	¥ 228,372	$ 35,000	¥ 244,167
Contingent redemption feature, contingent interest feature and debt issuance costs	(3,143)	(482)	(14,136)
Total	225,229	$ 34,518	¥ 230,031
Charge to profit and loss	10,654
Foreign Currency Translation Adjustment
Convertible Notes [Line Item]
Principal amount	(15,795)
Contingent redemption feature, contingent interest feature and debt issuance costs	339
Total	¥ (15,456)